Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013		Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	¥ 5,625,850		¥ 13,515,189
Less than 12 months Gross unrealized losses, available-for-sale securities	3,821		11,832
12 months or more Fair value, available-for-sale securities	940,267		1,532,887
12 months or more Gross unrealized losses, available-for-sale securities	16,356		37,214
Total Fair value, available-for-sale securities	6,566,117		15,048,076
Total Gross unrealized losses, available-for-sale securities	20,177		49,046
Less than 12 months, Fair value, held-to-maturity securities	199,730		49,950
Less than 12 months Gross unrealized losses, held-to-maturity securities	82		62
12 months or more Fair value, held-to-maturity securities
12 months or more Gross unrealized losses, held-to-maturity securities
Total Fair value, held-to-maturity securities	199,730		49,950
Total Gross unrealized losses, held-to-maturity securities	82		62
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	90,832		229,915
Less than 12 months Gross unrealized losses, available-for-sale securities	1,429		628
12 months or more Fair value, available-for-sale securities			102,451
12 months or more Gross unrealized losses, available-for-sale securities			268
Total Fair value, available-for-sale securities	90,832	[1]	332,366	[2]
Total Gross unrealized losses, available-for-sale securities	1,429		896
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	5,059,495		12,325,775
Less than 12 months Gross unrealized losses, available-for-sale securities	1,520		3,501
12 months or more Fair value, available-for-sale securities	406,684		683,322
12 months or more Gross unrealized losses, available-for-sale securities	4,157		8,563
Total Fair value, available-for-sale securities	5,466,179		13,009,097
Total Gross unrealized losses, available-for-sale securities	5,677		12,064
Less than 12 months, Fair value, held-to-maturity securities	199,730		49,950
Less than 12 months Gross unrealized losses, held-to-maturity securities	82		62
12 months or more Fair value, held-to-maturity securities
12 months or more Gross unrealized losses, held-to-maturity securities
Total Fair value, held-to-maturity securities	199,730		49,950
Total Gross unrealized losses, held-to-maturity securities	82		62
Debt securities | Japanese local gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	27,243		25,251
Less than 12 months Gross unrealized losses, available-for-sale securities	47		80
12 months or more Fair value, available-for-sale securities			5,743
12 months or more Gross unrealized losses, available-for-sale securities			10
Total Fair value, available-for-sale securities	27,243		30,994
Total Gross unrealized losses, available-for-sale securities	47		90
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	69,168		40,503
Less than 12 months Gross unrealized losses, available-for-sale securities	36		79
Total Fair value, available-for-sale securities	69,168		40,503
Total Gross unrealized losses, available-for-sale securities	36		79
Debt securities | Other foreign gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	207,942		205,750
Less than 12 months Gross unrealized losses, available-for-sale securities	94		227
12 months or more Fair value, available-for-sale securities			7,312
12 months or more Gross unrealized losses, available-for-sale securities			35
Total Fair value, available-for-sale securities	207,942		213,062
Total Gross unrealized losses, available-for-sale securities	94		262
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	12,778		39,480
Less than 12 months Gross unrealized losses, available-for-sale securities	9		544
12 months or more Fair value, available-for-sale securities	122,363		153,112
12 months or more Gross unrealized losses, available-for-sale securities	2,122		2,717
Total Fair value, available-for-sale securities	135,141		192,592
Total Gross unrealized losses, available-for-sale securities	2,131		3,261
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	7,159		6,639
Less than 12 months Gross unrealized losses, available-for-sale securities	111		41
12 months or more Fair value, available-for-sale securities	122,588		192,865
12 months or more Gross unrealized losses, available-for-sale securities	3,417		10,908
Total Fair value, available-for-sale securities	129,747		199,504
Total Gross unrealized losses, available-for-sale securities	3,528		10,949
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	88,146		477,021
Less than 12 months Gross unrealized losses, available-for-sale securities	333		1,725
12 months or more Fair value, available-for-sale securities	222,516		292,956
12 months or more Gross unrealized losses, available-for-sale securities	4,955		12,793
Total Fair value, available-for-sale securities	310,662		769,977
Total Gross unrealized losses, available-for-sale securities	5,288		14,518
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	54,599		103,500
Less than 12 months Gross unrealized losses, available-for-sale securities	114		619
12 months or more Fair value, available-for-sale securities	65,417		93,087
12 months or more Gross unrealized losses, available-for-sale securities	1,689		1,555
Total Fair value, available-for-sale securities	120,016		196,587
Total Gross unrealized losses, available-for-sale securities	1,803		2,174
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	8,488		61,355
Less than 12 months Gross unrealized losses, available-for-sale securities	128		4,388
12 months or more Fair value, available-for-sale securities	699		2,039
12 months or more Gross unrealized losses, available-for-sale securities	16		365
Total Fair value, available-for-sale securities	9,187		63,394
Total Gross unrealized losses, available-for-sale securities	¥ 144		¥ 4,753

[1]	Agency mortgage-backed securities presented in the above table represent U.S. agency securities.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.